Stock-Based Compensation - Summary of Stock Option Activity (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Share-based Payment Arrangement [Abstract]
Exercise price (in dollars per share)	$ 20.70
Grant date fair value per option (in dollars per share)	$ 1.66
Expected dividend yield	3.78%
Expected volatility	15.01%
Risk-free interest rate	2.00%
Expected option term	4 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share grants outstanding, beginning (in shares)	949,910	0
Shares granted (in shares)	0	1,450,880
Shares exercised (in shares)	302,520.00000
Shares forfeited (in shares)	(243,840)	(500,970)
Share grants outstanding, ending (in shares)	403,550	949,910
Weighted-average exercise price, granted (in dollars per share)	$ 20.76	$ 20.70	$ 20.50
Weighted-average exercise price, forfeited (in dollars per share)	20.75	20.66
Weighted-average price, outstanding (in dollars per share)	$ 20.66	$ 20.72
Number of options vested with a modified fair value (in shares)	706,070	0
Fair value of options forfeited (in dollars per share)	$ 1.65	$ 1.67
Number of modified fair value options (in shares)	$ 1.04
Aggregate intrinsic value	$ 2,000,000	$ 0
Contractual term	5 years 2 months 12 days	6 years 2 months 12 days
Aggregate intrinsic value of options exercised	$ 1,000,000
Unrecognized compensation expense	$ 0	$ 1,000,000